RIGHT-OF-USE ASSET / (LEASE LIABILITIES)	12 Months Ended
Jun. 30, 2022
Right-of-use Asset
RIGHT-OF-USE ASSET / (LEASE LIABILITIES)

20. RIGHT-OF-USE ASSET / (LEASE LIABILITIES)

(a)	Amounts recognised in the statement of financial position

The statement of financial position shows the following amounts relating to leases:

	2022	2021
	$	$
Right-of-use assets
Right-of-use assets	647,150	180,528

Lease Liabilities
Lease liabilities - Current	(264,130)	(179,626)
Lease liabilities – Non-Current	(388,396)	(24,412)
Total	(652,526)	(204,038)

(b)	Amounts recognised in the statement of profit or loss

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2022	2021
	$	$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	235,241	212,474
Interest expense (included in finance costs)	15,215	16,338

Low value leases	26,408	-

During the financial year ended June 30, 2022, the total cash outflow was $267,111 (2021: $358,020).

(c) COVID-19 Impact on Leases

On June 25, 2020, the Company obtained a rent concession for its leased premises. The terms of the concession are as follows:

●	15% waiver for the period April 1 through to September 30, 2020.
●	15% deferral for the period April 1 through to September 30, 2020.
●	70% due and payable on the first of each month in line with the lease.
●	No interest on deferred payment.
●	No increase of rent during the period April 1 through to September 30, 2020.
●	The lease has been extended by 6 months from September 1, 2021 to February 28, 2022.

The above was treated as lease modification and adjustments were made to the right-of-use assets and corresponding current and non-current liabilities for the year ended June 30, 2020 have been according to the amendments issued by the IASB towards IFRS 16. The net impact of the variation resulted in an increase on the right -of-use assets balance amounted to A$88,103 and non-current liabilities increased by A$94,626.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)